June 2018
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Anita Wells
Account Administrator
(312)-332-6574
anita.wells@usbank.com
http://pivot.usbank.com/
190 S La Salle St
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Bank of America, National Association
Mortgage Loan Seller:
Morgan Stanley Mortgage Capital Holdings LLC
Depositor:
Morgan Stanley Capital I Inc.
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Association
Custodian:
Wells Fargo Bank, National Association
Master Servicer:
Midland Loan Services,
a Division of PNC Bank National Association
Special Servicer:
Midland Loan Services,
a Division of PNC Bank National Association
Trust Advisor:
Situs Holdings, LLC
Rating Agency:
DBRS, Inc.
Rating Agency:
Moody's Investors Service, Inc.
Payment Date:
Jun 15, 2018
Prior Payment:
May 17, 2018
Next Payment:
Jul 17, 2018
Record Date:
May 31, 2018
Determination Date:
Jun 11, 2018
First Payment Date:
Feb 15, 2013
Closing Date:
Jan 30, 2013
Cut-off Date:
Jan 1, 2013
Final Distribution Date:
Feb 15, 2046
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust Services ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S.
Bank has not independently verified information received from any such third party.
Statement to Certificateholders

Historical Delinquency & Liquidation (Stated)

REO Status Report

REO Additional Detail

Historical Liquidation Loss Loan Detail

Bond Collateral Realized Loss Reconciliation

Interest Adjustment Reconciliation

Appraisal Reduction Report

Loan Level Detail

Historical Loan Modification Report

Material Breaches and Document Defects

Mortgage Loan Characteristics

Delinquency Summary Report

Defeased Loan Detail

June 2018
Commercial Mortgage Pass
Through Certificates, Series 2013-C7
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Collateral
Trust
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Support
Advisor
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Deficit
Expense
Balance
Outstanding
A-1
0.73800%
102,200,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
1.86300%
135,700,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-AB
2.46900%
111,600,000.00
104,682,445.48
1,633,425.37
215,384.13
1,848,809.50
0.00
0.00
103,049,020.11
A-3
2.65500%
160,000,000.00
127,588,256.80
0.00
282,289.02
282,289.02
0.00
0.00
127,588,256.80
A-4
2.91800%
466,316,000.00
466,316,000.00
0.00
1,133,925.07
1,133,925.07
0.00
0.00
466,316,000.00
X-A
1.52316%
1,099,536,000.00
822,306,702.28
0.00
1,043,753.36
1,043,753.36
0.00
0.00
820,673,276.91
A-S*
3.21400%
123,720,000.00
123,720,000.00
0.00
331,363.40
331,363.40
0.00
0.00
123,720,000.00
100.00%
B*
3.76900%
85,384,000.00
85,384,000.00
0.00
268,176.91
268,176.91
0.00
0.00
85,384,000.00
100.00%
C*
4.27173%
52,276,000.00
52,276,000.00
0.00
186,090.70
186,090.70
0.00
0.00
52,276,000.00
100.00%
X-B
0.42782%
137,660,000.00
137,660,000.00
0.00
49,077.89
49,077.89
0.00
0.00
137,660,000.00
D
4.38773%
55,761,000.00
55,761,000.00
0.00
203,886.74
203,886.74
0.00
0.00
55,761,000.00
E
4.38773%
6,970,000.00
6,970,000.00
0.00
25,485.39
25,485.39
0.00
0.00
6,970,000.00
F
4.38773%
22,653,000.00
22,653,000.00
0.00
82,829.33
82,829.33
0.00
0.00
22,653,000.00
G
4.38773%
27,880,000.00
27,880,000.00
0.00
101,941.54
101,941.54
0.00
0.00
27,880,000.00
H
4.38773%
43,563,886.00
40,864,315.69
0.00
149,417.91
149,417.91
366.00
0.00
40,863,949.69
R
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,394,023,886.00
1,114,095,017.97
1,633,425.37
4,073,621.40
5,707,046.77
366.00
0.00
1,112,461,226.60
* Denotes Exchange and Exchangeable classes
PAYMENT DETAIL

June 2018
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
Through Certificates, Series 2013-C7
Collateral
Trust
Pass-Through
Original
Beginning
Principal
Interest
Total
Support
Advisor
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Deficit
Expense
Balance
Exchanged
PST*
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
Totals:
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
* Denotes Exchange and Exchangeable classes
EXCHANGEABLE CERTIFICATE DETAIL

June 2018
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
Through Certificates, Series 2013-C7
Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
61690KAA0
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-2
61690KAB8
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-AB
61690KAC6
0.93801474
0.01463643
0.00192997
0.01656639
0.00000000
0.92337832
A-3
61690KAD4
0.79742660
0.00000000
0.00176431
0.00176431
0.00000000
0.79742660
A-4
61690KAE2
1.00000000
0.00000000
0.00243167
0.00243167
0.00000000
1.00000000
X-A
61690KAF9
0.74786701
0.00000000
0.00094927
0.00094927
0.00000000
0.74638145
A-S*
61690KAG7
1.00000000
0.00000000
0.00267833
0.00267833
0.00000000
1.00000000
B*
61690KAH5
1.00000000
0.00000000
0.00314083
0.00314083
0.00000000
1.00000000
C*
61690KAK8
1.00000000
0.00000000
0.00355977
0.00355977
0.00000000
1.00000000
X-B
61690KAW2
1.00000000
0.00000000
0.00035652
0.00035652
0.00000000
1.00000000
D
61690KAL6
1.00000000
0.00000000
0.00365644
0.00365644
0.00000000
1.00000000
E
61690KAN2
1.00000000
0.00000000
0.00365644
0.00365644
0.00000000
1.00000000
F
61690KAQ5
1.00000000
0.00000000
0.00365644
0.00365644
0.00000000
1.00000000
G
61690KAS1
1.00000000
0.00000000
0.00365644
0.00365644
0.00000000
1.00000000
H
61690KAU6
0.93803192
0.00000000
0.00342986
0.00342986
0.00000840
0.93802352
R
61690KAY8
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-S*
61690KAG7
1.00000000
0.00000000
0.00267833
0.00267833
0.00000000
1.00000000
B*
61690KAH5
1.00000000
0.00000000
0.00314083
0.00314083
0.00000000
1.00000000
C*
61690KAK8
1.00000000
0.00000000
0.00355977
0.00355977
0.00000000
1.00000000
* Denotes Exchange and Exchangeable classes
FACTOR DETAIL

June 2018
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
Through Certificates, Series 2013-C7
Collateral
Trust
Cumulative
Beginning
Scheduled
Unscheduled
Support
Advisor
Ending
Coll Support
Class
Balance
Principal
Principal
Deficit
Expenses
Balance
Deficit
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-AB
104,682,445.48
1,633,425.37
0.00
0.00
0.00
103,049,020.11
0.00
A-3
127,588,256.80
0.00
0.00
0.00
0.00
127,588,256.80
0.00
A-4
466,316,000.00
0.00
0.00
0.00
0.00
466,316,000.00
0.00
A-S*
123,720,000.00
0.00
0.00
0.00
0.00
123,720,000.00
0.00
B*
85,384,000.00
0.00
0.00
0.00
0.00
85,384,000.00
0.00
C*
52,276,000.00
0.00
0.00
0.00
0.00
52,276,000.00
0.00
D
55,761,000.00
0.00
0.00
0.00
0.00
55,761,000.00
0.00
E
6,970,000.00
0.00
0.00
0.00
0.00
6,970,000.00
0.00
F
22,653,000.00
0.00
0.00
0.00
0.00
22,653,000.00
0.00
G
27,880,000.00
0.00
0.00
0.00
0.00
27,880,000.00
0.00
H
40,864,315.69
0.00
0.00
366.00
0.00
40,863,949.69
2,882,181.73
Totals:
1,114,095,017.97
1,633,425.37
0.00
366.00
0.00
1,112,461,226.60
2,882,181.73
* Denotes Exchange and Exchangeable classes
PRINCIPAL DETAIL

June 2018
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
Through Certificates, Series 2013-C7
Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Prepayment
Maintenance
Distribution
Unpaid Interest
Class
Interest
Shortfall
Adjustment
Shortfalls
Premium
Charges
Amount
Shortfall
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-AB
215,384.13
0.00
0.00
0.00
0.00
0.00
215,384.13
0.00
A-3
282,289.02
0.00
0.00
0.00
0.00
0.00
282,289.02
0.00
A-4
1,133,925.07
0.00
0.00
0.00
0.00
0.00
1,133,925.07
0.00
X-A
1,043,753.36
0.00
0.00
0.00
0.00
0.00
1,043,753.36
0.00
A-S*
331,363.40
0.00
0.00
0.00
0.00
0.00
331,363.40
0.00
B*
268,176.91
0.00
0.00
0.00
0.00
0.00
268,176.91
0.00
C*
186,090.70
0.00
0.00
0.00
0.00
0.00
186,090.70
0.00
X-B
49,077.89
0.00
0.00
0.00
0.00
0.00
49,077.89
0.00
D
203,886.74
0.00
0.00
0.00
0.00
0.00
203,886.74
0.00
E
25,485.39
0.00
0.00
0.00
0.00
0.00
25,485.39
0.00
F
82,829.33
0.00
0.00
0.00
0.00
0.00
82,829.33
0.00
G
101,941.54
0.00
0.00
0.00
0.00
0.00
101,941.54
0.00
H
149,417.91
0.00
0.00
0.00
0.00
0.00
149,417.91
118,011.86
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
4,073,621.40
0.00
0.00
0.00
0.00
0.00
4,073,621.40
118,011.86
* Denotes Exchange and Exchangeable classes
INTEREST DETAIL

June 2018
Commercial Mortgage Pass
Through Certificates, Series 2013-C7
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Interest
Fees
Scheduled Interest
4,096,297.40
Master Servicing Fee
19,175.64
Interest Adjustments
0.00
Certificate Administrator Fee
2,301.16
Deferred Interest
0.00
Trustee Fee
1,629.99
Net Prepayment Shortfall
0.00
Custodian Fee
671.17
Net Prepayment Interest Excess
0.00
Trust Advisor Fee
1,199.20
Interest Reserve (Deposit)/Withdrawal
0.00
Special Servicing Fee
0.00
Interest Collections
4,096,297.40
Workout Fee
0.00
Liquidation Fee
0.00
Special Serv Fee plus Adj.
0.00
Principal
Miscellaneous Fee
0.00
Scheduled Principal
1,633,791.36
Fee Distributions
22,676.00
Unscheduled Principal
(365.99)
Principal Adjustments
0.00
Additional Trust Fund Expenses
Principal Collections
1,633,425.37
Reimbursed for Interest on Advances
0.00
Net ASER Amount
0.00
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
Other
Additional Trust Fund Expenses
0.00
Yield Maintenance
0.00
Prepayment Premium
0.00
Payments to Certificateholders
Other Collections
0.00
Interest Distribution
4,073,621.40
Principal Distribution
1,633,425.37
Yield Maintenance
0.00
Prepayment Premium
0.00
Payments to Certificateholders
5,707,046.77
Total Collections
5,729,722.77
Total Distribution
5,729,722.77
Funds Collection
Funds Distribution
RECONCILIATION OF FUNDS

Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
Through Certificates, Series 2013-C7
June 2018
Interest Accrual Period
5/1/2018-5/31/2018
P&I Advances:
Master
Servicer
Trustee
Total P&I Advance
0.00
0.00
Stated Principal Balance
0.00
Beginning
Ending
Total Current Advances
0.00
0.00
1,114,095,017.97
1,112,461,226.60
Cumulative Advances
0.00
0.00
TA Unused Fees Reserve Account
Interest on Advances
Beg Balance
(Withdraw)/Dep
End Balance
0.00
0.00
0.00
Servicing Advances:
Master
Special
Servicer
Servicer
Trustee
Excess Liquidation Proceeds Account
Interest on Advances
0.00
0.00
0.00
Beg Balance
(Withdraw)/Dep
End Balance
0.00
0.00
0.00
Disclosable Special Servicer Fees
Specially Serviced Loans that are not Delinquent
Commission
0.00
Count
Balance
Brokerage Fee
0.00
0
0.00
Rebate
0.00
Shared Fee
0.00
Current but not Specially Serviced Loans
Other
0.00
(Foreclosure Proceedings Commenced, but not REO Property)
Count
Balance
0
0.00
ADDITIONAL RECONCILIATION DETAIL

June 2018
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jun 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
May 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Apr 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Mar 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Feb 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jan 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Dec 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Nov 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
1
94,553,195.41
8.4%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Oct 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Sep 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Aug 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jul 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jun 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
May 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Apr 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

June 2018
REO STATUS REPORT
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
Count:
Totals:
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8)Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

June 2018
ADDITIONAL RECONCILIATION DETAIL
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Loan ID
REO Property with Final Recovery Determination
Liq Proceeds and
other Amts Rec'd
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

June 2018
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
15,736,975.16
13,000,000.00
12,140,591.79
(896,446.95)
13,037,038.74
2,699,936.42
30289960
6
Jan 2017
12,140,591.79
(896,446.95)
13,037,038.74
2,699,936.42
Count:
Totals:
1
15,736,975.16
13,000,000.00
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

June 2018
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
A
B
C
D
E
30289960
15,736,975.16
3,798,980.15
0.00
0.00
0.00
0.00
Jan 2017
0.00
3,798,980.15
0.00
0.00
30289960
2,808,980.15
3,798,980.15
0.00
0.00
0.00
Mar 2017
(990,000.00)
2,808,980.15
0.00
0.00
30289960
2,815,527.76
2,808,980.15
0.00
0.00
0.00
Jul 2017
6,547.61
2,815,527.76
0.00
0.00
30289960
2,699,090.42
2,815,527.76
0.00
0.00
0.00
Jan 2018
(116,437.34)
2,699,090.42
0.00
0.00
30289960
2,699,530.42
2,699,090.42
0.00
0.00
0.00
Mar 2018
440.00
2,699,530.42
0.00
0.00
30289960
2,699,570.42
2,699,530.42
0.00
0.00
0.00
Apr 2018
40.00
2,699,570.42
0.00
0.00
30289960
2,699,936.42
2,699,570.42
0.00
0.00
0.00
Jun 2018
366.00
2,699,936.42
0.00
0.00
1
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E
0.00
0.00
0.00
(1,099,043.73)
2,699,936.42
2,699,936.42
0.00
0.00

June 2018
INTEREST ADJUSTMENT RECONCILIATION
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
Count:
Totals:
Total Interest Shortfall hitting the Trust:
0.00
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

June 2018
APPRAISAL REDUCTION REPORT
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

June 2018
LOAN LEVEL DETAIL
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
30289966
Office
NY
11/07/22
N
135,000,000.00
501,037.50
0.00
06/07/18
0.00
0
501,037.50
0.00
4.310
1.66
12/31/17
30291720
Retail
MA
01/06/23
N
99,355,188.70
526,249.22
0.01
06/06/18
0.00
0
357,374.33
0.00
4.170
1.52
30289967
Retail
MA
11/01/22
N
98,506,110.25
525,791.19
0.00
06/01/18
0.00
0
340,785.90
0.00
4.010
2.26
12/31/17
30289956
Industrial
XX
01/01/23
N
52,755,107.67
327,122.05
0.00
06/01/18
0.00
0
189,110.53
0.00
4.152
1.36
30289957
Self Storage
XX
01/01/23
N
52,200,000.00
168,787.25
0.00
06/01/18
0.00
0
168,787.25
0.00
3.755
4.38
12/31/17
30289969
Retail
IA
12/06/22
N
44,899,112.28
240,151.18
0.00
06/06/18
0.00
0
156,876.08
0.00
4.050
2.06
12/31/17
30304000
Industrial
TN
01/01/23
N
40,800,000.00
156,694.67
0.00
06/01/18
0.00
0
156,694.67
0.00
4.460
2.39
12/31/17
30289993
Multifamily
CA
01/01/23
N
34,312,757.69
269,353.82
0.00
05/01/18
0.00
B
138,215.70
0.00
4.660
1.49
12/31/17
30291777
Lodging
CA
01/01/23
N
33,484,998.51
184,844.68
0.00
06/01/18
0.00
0
126,514.26
0.00
4.380
3.81
12/31/17
30291780
Retail
MA
01/01/23
N
32,886,911.29
168,713.61
0.00
06/01/18
0.00
0
115,728.83
0.00
4.080
1.52
12/31/17
30289999
Office
NY
11/07/22
N
30,000,000.00
111,341.67
0.00
06/07/18
0.00
0
111,341.67
0.00
4.310
1.66
12/31/17
30289970
Retail
PA
12/01/22
N
29,138,646.05
152,501.37
0.00
06/01/18
0.00
0
106,806.58
0.00
4.250
1.64
12/31/17
30289958
Lodging
CA
10/01/22
N
25,919,070.05
152,124.45
0.00
06/01/18
0.00
0
110,656.79
0.00
4.950
3.96
12/31/17
30289994
Retail
IL
11/01/22
N
24,247,525.47
148,817.70
0.00
05/01/18
0.00
B
103,756.34
0.00
4.960
1.04
09/30/17
30289995
Retail
XX
01/01/23
N
23,640,000.00
73,284.00
0.00
05/01/18
0.00
B
73,284.00
0.00
3.600
2.41
30289972
Office
TX
12/01/22
N
23,498,907.45
122,984.99
0.00
06/01/18
0.00
0
86,134.34
0.00
4.250
2.22
12/31/17
30289973
Retail
CA
11/01/22
N
21,421,879.68
112,376.96
0.00
06/01/18
0.00
0
70,971.93
0.00
3.840
1.65
12/31/17
30289974
Retail
NY
12/10/22
N
20,767,953.35
114,496.71
0.00
06/10/18
0.00
0
77,930.26
0.00
4.350
1.38
12/31/17
30291778
Retail
LA
01/01/23
N
20,285,996.88
109,635.25
0.00
06/01/18
0.00
0
72,975.27
0.00
4.170
2.22
12/31/17
30304007
Retail
AL
11/01/22
N
18,287,110.72
100,105.81
0.00
06/01/18
0.00
0
67,203.91
0.00
4.260
1.77
12/31/17
30289976
Retail
NY
12/01/22
N
17,349,177.75
88,855.94
0.00
06/01/18
0.00
0
60,603.79
0.00
4.050
1.12
06/30/17
30289975
Retail
PA
12/05/22
N
17,297,638.62
93,450.17
0.00
06/05/18
0.00
0
65,049.65
0.00
4.360
1.18
12/31/17
30291776
Office
NJ
01/01/23
N
13,385,329.51
68,365.49
0.00
06/01/18
0.00
0
41,807.83
0.00
3.620
1.24
12/31/17
30304008
Mixed Use
MD
01/01/23
N
12,293,397.98
66,035.79
0.00
06/01/18
0.00
0
43,587.83
0.00
4.110
1.99
12/31/17
30289977
Retail
NY
01/10/23
N
11,893,550.07
62,723.98
0.00
06/10/18
0.00
0
40,325.56
0.00
3.930
1.54
12/31/17
30289959
Retail
NC
12/01/22
N
11,891,294.45
55,532.23
0.00
06/01/18
0.00
0
35,018.73
0.00
3.414
2.95
12/31/17
30304009
Industrial
MD
12/01/22
N
11,782,521.92
66,333.36
0.00
06/01/18
0.00
0
46,344.53
0.00
4.560
1.56
12/31/17
30291774
Retail
CA
01/01/23
N
10,914,940.04
62,020.34
0.00
06/01/18
0.00
0
43,965.82
0.00
4.670
1.97
12/31/17
30304006
Retail
CA
01/01/23
N
10,850,362.74
59,596.15
0.00
06/01/18
0.00
0
40,527.88
0.00
4.330
2.12
30304001
Retail
PA
11/01/22
N
9,990,128.94
57,580.28
0.00
06/01/18
0.00
0
41,187.95
0.00
4.780
2.23
12/31/17
30289978
Lodging
TX
01/01/23
N
9,424,144.10
60,958.43
0.00
06/01/18
0.00
0
37,909.49
0.00
4.660
2.22
12/31/17
30289961
Lodging
KY
01/01/23
N
8,577,254.33
55,984.29
0.00
06/01/18
0.00
0
35,315.97
0.00
4.770
1.47
12/31/17
30289962
Industrial
TX
01/01/23
N
7,949,830.14
43,445.40
0.00
06/01/18
0.00
0
29,351.48
0.00
4.280
2.46
12/31/17
30291772
Office
IL
01/01/23
N
7,413,996.77
41,421.52
0.00
06/01/18
0.00
0
28,778.23
0.00
4.500
1.50
12/31/17
30289963
Retail
MO
01/01/23
N
7,232,286.41
39,683.72
0.00
06/01/18
0.00
0
26,951.47
0.00
4.320
1.47
12/31/17
30304002
Office
WA
11/01/22
N
6,995,527.37
40,399.23
0.00
06/01/18
0.00
0
28,962.12
0.00
4.800
0.00
30291771
Retail
NY
01/01/23
N
6,476,523.60
35,260.31
0.00
06/01/18
0.00
0
24,857.54
0.00
4.450
1.65
12/31/17
30304003
Multifamily
TX
12/01/22
N
6,393,455.75
34,720.22
0.00
06/01/18
0.00
0
23,164.79
0.00
4.200
1.38
12/31/17
30289979
Retail
NY
12/01/22
N
5,707,974.94
32,071.08
0.00
06/01/18
0.00
0
22,353.00
0.00
4.540
1.74
12/31/17
30289992
Retail
NC
12/01/22
N
4,569,976.06
23,552.26
0.00
06/01/18
0.00
0
18,045.20
0.00
4.580
1.99
12/31/17
30304005
Retail
TX
12/01/22
N
4,361,894.26
24,923.47
0.00
06/01/18
0.00
0
17,720.33
0.00
4.710
1.45
12/31/17

June 2018
LOAN LEVEL DETAIL
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
30289981
Retail
CA
12/01/22
N
4,326,853.74
25,065.36
0.00
06/01/18
0.00
0
18,099.72
0.00
4.850
2.47
12/31/17
30289982
Multifamily
TX
12/01/22
N
4,164,774.11
23,307.52
0.00
06/01/18
0.00
0
16,166.17
0.00
4.500
0.49
12/31/17
30291775
Mixed Use
MI
01/01/23
N
3,790,768.91
21,031.07
0.00
06/01/18
0.00
0
14,485.70
0.00
4.430
1.45
12/31/17
30289983
Retail
IA
11/01/35
N
3,737,292.85
27,831.27
0.00
06/01/18
0.00
0
17,178.09
0.00
5.500
1.16
09/30/17
30291773
Retail
CA
01/01/23
N
3,491,003.59
22,506.62
0.00
06/01/18
0.00
0
13,922.53
0.00
4.620
1.84
12/31/17
30289984
Retail
MO
07/01/30
N
3,255,918.90
31,690.69
0.00
06/01/18
0.00
0
16,464.76
0.00
6.040
1.13
12/31/17
30289985
Retail
IL
05/01/30
N
3,199,385.41
31,123.01
0.00
06/01/18
0.00
0
15,672.33
0.00
5.850
1.23
12/31/17
30289986
Retail
IA
05/01/35
N
3,163,278.01
23,973.29
0.00
06/01/18
0.00
0
14,541.59
0.00
5.500
1.16
12/31/17
30289987
Lodging
IN
12/01/22
N
3,054,838.81
19,954.11
0.00
06/01/18
0.00
0
12,525.52
0.00
4.750
1.85
12/31/17
30289988
Retail
XX
10/01/22
N
3,009,438.80
17,937.63
0.00
06/01/18
0.00
0
13,262.94
0.00
5.110
1.69
30289964
Office
OH
12/01/22
N
2,981,363.78
16,486.15
0.00
06/01/18
0.00
0
11,264.41
0.00
4.380
2.23
12/31/17
30289996
Retail
TX
12/01/22
N
2,821,912.71
16,283.37
0.00
05/01/18
0.00
B
11,707.16
0.00
4.810
2.09
12/31/17
30289990
Retail
NE
04/01/32
N
2,115,284.03
18,863.02
0.00
06/01/18
0.00
0
10,740.90
0.00
6.070
1.42
12/31/17
30289991
Retail
UT
02/01/33
N
2,090,045.47
18,801.52
0.00
06/01/18
0.00
0
11,795.91
0.00
6.750
0.00
30289989
Retail
NJ
06/01/25
N
1,943,877.29
28,220.53
0.00
06/01/18
0.00
0
9,502.23
0.00
5.810
1.09
12/31/17
30289997
Retail
NC
12/01/22
N
1,156,708.40
7,685.86
0.00
05/01/18
0.00
A
4,952.11
0.00
4.960
1.75
12/31/17
30289960
Office
FL
01/01/23
12/30/16
30289965
Self Storage
MO
12/01/22
10/01/16
30289968
Lodging
MA
01/01/18
11/01/17
30289971
Lodging
XX
12/01/17
03/01/17
30289980
Retail
TX
01/01/26
04/01/15
30291779
Retail
NY
01/01/23
07/01/16
30304004
Retail
WI
01/01/18
10/01/16
30304010
Office
CA
01/01/18
04/01/16
1,112,461,226.60
5,730,088.76
0.01
0.00
65
Totals:
Count:
4,096,297.40
0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

June 2018
HISTORICAL LOAN MODIFICATION REPORT
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Loan ID
Date of Last
Modification
Balance When
Sent to Special
Servicer
Modified
Balance
Old Note
Rate
Old P&I
Modified
Note Rate
Modified
Payment
Amount
Old
Maturity
Date
Maturity Date
Total Months for
Change of
Modification
Modification Code
*
*Modification Code: 1 = Maturity Date Extension; 2 = Amortization Change; 3 = Principal Write-Off; 4 =Not Used; 5 = Temporary Rate Reduction;
6 = Capitalization on Interest; 7 = Capitalization on Taxes; 8 = Other; 9 = RCombination; 10 = Forbearance.

June 2018
MATERIAL BREACHES AND DOCUMENT DEFECTS
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

June 2018
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Count
Balance ($)
%
0M to 4.9M
18
$57,234,615.13
5.14%
5M to 9.9M
10
$76,161,122.35
6.85%
10M to 14.9M
7
$83,011,396.71
7.46%
15M to 19.9M
3
$52,933,927.09
4.76%
20M to 24.9M
6
$133,862,262.83
12.03%
25M to 29.9M
2
$55,057,716.10
4.95%
30M to 34.9M
4
$130,684,667.49
11.75%
40M to 44.9M
2
$85,699,112.28
7.70%
50M to 54.9M
2
$104,955,107.67
9.43%
95M to 99.9M
2
$197,861,298.95
17.79%
135M to 139.9M
1
$135,000,000.00
12.14%
Total
57
$1,112,461,226.60
100.00%
Remaining Principal Balance
Count
Balance ($)
%
3.250% - 3.490%
1
$11,891,294.45
1.07%
3.500% - 3.740%
2
$37,025,329.51
3.33%
3.750% - 3.990%
3
$85,515,429.75
7.69%
4.000% - 4.240%
9
$384,724,458.55
34.58%
4.250% - 4.490%
15
$387,556,390.28
34.84%
4.500% - 4.740%
10
$96,143,983.48
8.64%
4.750% - 4.990%
9
$87,089,819.82
7.83%
5.000% - 5.240%
1
$3,009,438.80
0.27%
5.500% - 5.740%
2
$6,900,570.86
0.62%
5.750% - 5.990%
2
$5,143,262.70
0.46%
6.000% - 6.240%
2
$5,371,202.93
0.48%
6.750% - 6.990%
1
$2,090,045.47
0.19%
Total
57
$1,112,461,226.60
100.00%
Gross Rate
Total Weighted Average Rate: 4.27%

June 2018
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Count
Balance ($)
%
MASSACHUSETTS
3
$230,748,210.24
20.74%
NEW YORK
7
$227,195,179.71
20.42%
CALIFORNIA
8
$144,721,866.04
13.01%
VARIOUS
4
$131,604,546.47
11.83%
TEXAS
7
$58,614,918.52
5.27%
PENNSYLVANIA
3
$56,426,413.61
5.07%
IOWA
3
$51,799,683.14
4.66%
TENNESSEE
1
$40,800,000.00
3.67%
ILLINOIS
3
$34,860,907.65
3.13%
MARYLAND
2
$24,075,919.90
2.16%
LOUISIANA
1
$20,285,996.88
1.82%
ALABAMA
1
$18,287,110.72
1.64%
NORTH CAROLINA
3
$17,617,978.91
1.58%
NEW JERSEY
2
$15,329,206.80
1.38%
MISSOURI
2
$10,488,205.31
0.94%
KENTUCKY
1
$8,577,254.33
0.77%
WASHINGTON
1
$6,995,527.37
0.63%
MICHIGAN
1
$3,790,768.91
0.34%
INDIANA
1
$3,054,838.81
0.27%
OHIO
1
$2,981,363.78
0.27%
NEBRASKA
1
$2,115,284.03
0.19%
UTAH
1
$2,090,045.47
0.19%
Total
57
$1,112,461,226.60
100.00%
Geographic Distribution by State
Count
Balance ($)
%
Industrial
4
$113,287,459.73
10.18%
Lodging
5
$80,460,305.80
7.23%
Mixed Use
2
$16,084,166.89
1.45%
Multifamily
3
$44,870,987.55
4.03%
Office
7
$219,275,124.88
19.71%
Retail
35
$586,283,181.75
52.70%
Self Storage
1
$52,200,000.00
4.69%
Total
57
$1,112,461,226.60
100.00%
Property Type

June 2018
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Count
Balance ($)
%
63 - 65
22
$503,414,348.93
45.25%
66 - 68
28
$589,541,795.71
52.99%
72 - 74
2
$6,900,570.86
0.62%
108 - 110
1
$2,090,045.47
0.19%
132 - 134
1
$2,115,284.03
0.19%
153 - 155
1
$3,255,918.90
0.29%
156 - 158
2
$5,143,262.70
0.46%
Total
57
$1,112,461,226.60
100.00%
Seasoning
Months
Total Weighted Average Seasoning: 67
Count
Balance ($)
%
51 - 53
10
$373,376,791.28
33.56%
54 - 56
40
$719,579,353.36
64.68%
84 - 86
1
$1,943,877.29
0.17%
141 - 143
1
$3,199,385.41
0.29%
144 - 146
1
$3,255,918.90
0.29%
165 - 167
1
$2,115,284.03
0.19%
174 - 176
1
$2,090,045.47
0.19%
201 - 203
1
$3,163,278.01
0.28%
207 - 209
1
$3,737,292.85
0.34%
Total
57
$1,112,461,226.60
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 56

June 2018
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Count
Balance ($)
%
0.000% - 0.490%
1
$4,164,774.11
0.37%
1.000% - 1.490%
18
$227,130,423.40
20.42%
1.500% - 1.990%
21
$457,695,943.07
41.14%
2.000% - 2.490%
13
$299,974,723.01
26.96%
2.500% - 2.990%
1
$11,891,294.45
1.07%
3.500% - 3.990%
2
$59,404,068.56
5.34%
4.000% - 4.490%
1
$52,200,000.00
4.69%
Total
57
$1,112,461,226.60
100.00%
DSCR
Total Weighted Average DSCR: 1.99
Count
Balance ($)
%
Amortizing Balloon
36
$568,851,880.67
51.13%
Full Amortizing
7
$19,505,081.96
1.75%
Other
14
$524,104,263.97
47.11%
Total
57
$1,112,461,226.60
100.00%
Amortization Type

June 2018
Delinquency Summary Report
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Current
30 - 59 days
60 - 89 days
90 - 120 days
121 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
57
1,112,461,226.60
100.00%
1,112,644,735.98
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
57
1,112,461,226.60
100.00%
1,112,644,735.98
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
57
1,112,461,226.60
100.00%
1,112,644,735.98
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
57
1,112,461,226.60
100.00%
1,112,644,735.98
Group 1
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

June 2018
DEFEASED LOAN DETAIL
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Current Ending
Scheduled Balance
Maturity Date
Current
Note Rate
Defeasance
Status *
Loan ID
10,850,362.74
01/01/2023
4.33
F
30304006
6,995,527.37
11/01/2022
4.80
F
30304002
17,845,890.11
Count:
Totals:
2
* Defeasance Status: P = Portion of Loan Previously Defeased. F = Full Defeasance.